NON-CONVERTIBLE DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Non-convertible Debt
NON-CONVERTIBLE DEBT

NOTE 8 – NON-CONVERTIBLE DEBT

	September 30, 2024	December 31, 2023
Current non-convertible notes	9,312	124,312
Non-current non-convertible notes	500,000	500,000
Total non-convertible notes	509,312	624,312

Breakdown
Note 5	$9,312	$9,312
Note 6	500,000	500,000
Note 7	—	100,000
Note 8	—	15,000
Total non-convertible notes	$509,312	$624,312

(5) On September 16, 2016, the Company received a total of $31,661 to be used for equipment in exchange for a two year note in the aggregate amount of $31,661 with interest accruing at 18% per year and a 10% loan fee. The note is in default as of June 30, 2024 with an outstanding balance of $9,312.

(6) On June 12, 2023, the Company issued a 10% promissory note in the amount of $350,000 with 10% interest rate, payable to CVC International Ltd, secured by 10% of monthly total revenues from all sources of Kaya Holdings, Inc. and any of its subsidiaries. and the noteholder also received 10 Series A preferred shares in FDT, which are convertible into a total of 10% of the common shares. The due date of the note is June 12, 2025. At the end of September 2023, the company paid $5,000, which is 10% of the total revenues from all sources of Kaya Holdings, Inc to the Holder and the Holder agreed to reinvest it as the additional of the note. On October 6, 2023, the Company received another $145,000 from the same investor to increase the promissory note to $500,000 total. As of June 30, 2024, the outstanding balance of the note is $500,000.

(7) On August 28, 2023 the Company received $100,000 from the issuance of working capital loan to another investor. Interest is stated at 10%. The Note was matured on March 31, 2024 and the $100,000 principal and $9,650 accrual interest were transferred to $107,500 convertible note and $2,150 stocks of FDT.

(8) On December 15, 2023 the Company received $15,000 working capital loan from another investor. On January 31, 2024, the Company signed a purchase agreement with the investor to reclass the $15,000 principal to convertible note and $300 accrual interest to purchase 30,000 FDT shares.

(9) As of September 30, 2024 Cayman Venture Capital Fund reinvest $29,000 accrual interest of promissory notes into convertible notes and FDT stock purchases.

B-Related Party
Loan payable - Stockholder, 0%, Due December 31, 2025 (1)	$250,000	$250,000
	$250,000	$250,000

(1)	The $250,000 non-convertible note was issued as part of a Debt Modification Agreement dated January 2, 2014. On January 1, 2019, the holder of the note extended the due date until December 31, 2021. The interest rate of the non-convertible note is 0%. The Company used the stated rate of 9% as imputed interest rate, which was $78,719 and $67,500 as of June 30, 2024 and year ended December 31, 2023, respectively. As of June 30, 2024, the balance of the debt was $250,000. On December 31, 2021, the Company entered into an agreement to further extend the debt until December 31, 2025, with no additional interest for the extension period.

NOTE 8 – NON-CONVERTIBLE DEBT

	December 31, 2023	December 31, 2022
Note 5	9,312	9,312
Note 6	500,000	—
Note 7	100,000	—
Note 8	15,000	—
Current non-convertible notes	124,312
Non-current convertible notes	500,000
Total Non-convertible notes	624,312	9,312

(5) On September 16, 2016, the Company received a total of $31,661 to be used for equipment in exchange for a two year note in the aggregate amount of $31,661 with interest accruing at 18% per year and a 10% loan fee. The note is in default as of December 31, 2023 with an outstanding balance of $9,312.

(6) On June 12, 2023, the Company issued a 10% promissory note in the amount of $350,000 with 10% interest rate, payable to CVC International Ltd, secured by 10% of monthly total revenues from all sources of Kaya Holdings, Inc. and any of its subsidiaries. and the noteholder also received 10 Series A preferred shares in FDT, which are convertible into a total of 10% of the common shares. The due date of the note is June 12, 2025. At the end of September 2023, the company paid $5,000, which is 10% of the total revenues from all sources of Kaya Holdings, Inc to the Holder and the Holder agreed to reinvest it as the additional of the note. On October 6, 2023, the Company received another $145,000 from the same investor to increase the promissory note to $500,000 totally.

(7) On August 28, 2023 the Company received $100,000 from the issuance of working capital loan to another investor. Interest is stated at 10%. The Note is Due in March 15, 2024.

(8) On December 15, 2023 the Company received $15,000 working capital loan from another investor with no interest.

B-Related Party
Loan payable - Stockholder, 0%, Due December 31, 2025 (1)	$250,000	$250,000
	$250,000	$250,000

(1)	The $250,000 non-convertible note was issued as part of a Debt Modification Agreement dated January 2, 2014. On January 1, 2019, the holder of the note extended the due date until December 31, 2021. The interest rate of the non-convertible note is 0%. The Company used the stated rate of 9% as imputed interest rate, which was $22,500 and $22,500 for the year ended December 31, 2022 and year ended December 31, 2021, respectively. As of December 31, 2022, the balance of the debt was $250,000. On December 31, 2021, the Company entered into an agreement to further extend the debt until December 31, 2025, with no additional interest for the extension period.